Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Finance Income and Finance Expense	Finance Income and Finance Expense

(CAD$ in millions)	2022	2021
Finance income
Investment income	$53	$5
Total finance income	$53	$5

Finance expense
Debt interest	$365	$298
Interest on advances from SMM/SC	89	37
Interest on lease liabilities	15	15
Letters of credit and standby fees	34	44
Accretion on decommissioning and restoration provisions	138	146
Other	51	20
	692	560
Less capitalized borrowing costs (Note 16)	(489)	(370)
Total finance expense	$203	$190